Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Master Portfolio Trust
Entity Central Index Key	0001140869
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
U.S. Treasury Obligations Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Obligations Portfolio
Class Name	U.S. Treasury Obligations Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Obligations Portfolio for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Treasury Obligations Portfolio	$4	0.04%
[1]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Net Assets	$ 454,981,909
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$454,981,909
Total Number of Portfolio Holdings	39
Total Management Fee Paid	$0

Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
*	Expense amounts may be voluntarily waived and/or reimbursed from time to time.